Securities Act Registration No. 333-178833

Investment Company Act Registration No. 811-22655

As filed with the Securities and Exchange Commission on February 14, 2020

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 457

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 460

(Check appropriate box or boxes.)

Northern Lights Fund Trust III

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	Richard Malinowski Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474 (631) 470-2600

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Leland Real Asset Opportunities Fund, Leland Thomson Reuters Venture Capital Index Fund and Leland Thomson Reuters Private Equity Buyout Index Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hauppauge, and State of New York, on the 14th day of February, 2020.

Northern Lights Fund Trust III

By: /s/ Richard Malinowski*

Richard Malinowski, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

Northern Lights Fund Trust III

Name
/s/ Richard Malinowski	President
Brian Curley*	Treasurer
James U. Jensen*	Independent Trustee
Patricia Luscombe*	Independent Trustee
John V. Palancia*	Independent Trustee
Mark H. Taylor*	Independent Trustee
Jeffery D. Young*	Independent Trustee

*By:	Date:
/s/ Eric D. Kane.	February 14, 2020
Eric D. Kane, Esq.

*Attorney-in-Fact – Pursuant to Powers of Attorney as previously filed February 26, 2015 and June 17, 2016.

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase